Leases (Tables)	12 Months Ended
Mar. 31, 2011
Leases
Schedule of Capital Leased Assets

Class of property	2010	2011
	Millions of yen
Buildings	¥7,748	¥7,365
Machinery, vessels and tools	99,865	90,532
Accumulated depreciation	(65,002)	(53,758)

Total	¥42,611	¥44,139

Schedule of Future Minimum Lease Payments for Capital Leases

Year ending March 31	Millions of yen
2012	¥24,158
2013	16,914
2014	10,495
2015	6,507
2016	3,604
Thereafter	8,170

Total minimum lease payments	69,848
Less—Amount representing interest	(13,677)

Present value of net minimum lease payments	56,171
Less—Current obligation(*)	(21,353)

Long-term capital lease obligations	¥34,818

(*)	Current obligation is included in "Other (Current liabilities)" in the consolidated balance sheets.

Schedule of Future Minimum Rental Payments for Operating Leases

Year ending March 31	Millions of yen
2012	¥19,540
2013	15,674
2014	13,262
2015	4,174
2016	2,484
Thereafter	10,940

Total	¥66,074